Components of the Income Tax Provision (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Domestic	$ (361)	$ 3,358
Foreign	9,336	3,599	12,296
Total current provision	8,975	6,957	12,296
Deferred:
Domestic	8,701	(50,646)	(1,430)
Foreign	(6,535)	(5,571)	(1,472)
Total deferred provision (benefit)	2,166	(56,217)	(2,902)
Income tax provision (benefit)	$ 11,141	$ (49,260)	$ 9,394